Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2024	2023
	(in € millions)
Trade payables	933	662
Value added tax and sales taxes payable	335	291
Other current liabilities	74	25
Total	1,342	978